Note 9 - Capital Stock and Reserves - Restricted Share Unit Transactions (Details)	12 Months Ended
Mar. 31, 2025
Restricted share units granted in November 15, 2024 [member]
Statement Line Items [Line Items]
Other equity, number	0
Other equity, granted	222,491
Other equity, exercised	(82,570)
Other equity, forfeited / expired	(3,008)
Other equity, number	136,913 [1]
Other equity, exercisable	87,179
Restricted share units granted in February 12, 2025 [member]
Statement Line Items [Line Items]
Other equity, number	0
Other equity, granted	7,088
Other equity, exercised	0
Other equity, forfeited / expired	0
Other equity, number	7,088
Other equity, exercisable	0
Restricted share units [member]
Statement Line Items [Line Items]
Other equity, number	0
Other equity, granted	229,579
Other equity, exercised	(82,570)
Other equity, forfeited / expired	(3,008)
Other equity, number	144,001
Other equity, exercisable	87,179

[1]	51,193 exercised subsequently